PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT
6- PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following:

	December 31,	December 31,
	2020	2019
Leasehold improvements	$44,777	$23,231
Air conditioning equipment	21,496	-
Office equipment	22,241	13,457
Total property and equipment	88,514	36,688
Less accumulated depreciation and amortization	(9,361)	(91)
Property and equipment, net	$79,153	$36,597

 For the years ended December 31, 2020 and 2019, depreciation and amortization of property and equipment was $8,966 and $91, respectively.